Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of consolidation of subsidiaries

As of December 31, 2025, the Company’s major subsidiaries are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
Lucas China	May 17, 2011	PRC	99%	Recruitment, Consulting and Information Technology
Luogaoshi Technology (Beijing) Co., Ltd. (“Luogaoshi”)	May 26, 2015	PRC	100% owned by Lucas China	Recruitment, Consulting and Information Technology
Qingdao Luogaoshi Consulting Co., Ltd. (“Qingdao Luogaoshi”)	June 1, 2017	PRC	100%	Recruitment, Consulting and Information Technology
Jiangxi Magellan Technology Co., Ltd.	June 18, 2020	PRC	100% owned by Lucas China	Recruitment, Consulting and Information Technology
Lucas Media Co., Ltd.	July 1, 2016	PRC	100% owned by Lucas China	Media and Entertainment business
Shanghai Luojiashi Technology Co., Ltd	November 2, 2021	PRC	100% owned by Lucas China	Recruitment, Consulting and Information Technology
Lucas GC Limited (“Lucas GC”)	April 12, 2016	Hongkong, PRC	100% owned by Lucas China	Management consulting business
Luojiashi (Shijiazhuang) Technology Co., Ltd.	March 11, 2025	PRC	100% owned by Lucas HK	Recruitment, Consulting and Information Technology
Lucas Youhuo (Beijing) Technology Co., Ltd.	August 18, 2025	PRC	49% owned by Qingdao Luogaoshi	Recruitment, Consulting and Information Technology
Shanghai Lingzi Technology Co., Ltd.	September 17, 2025	PRC	100% owned by Qingdao Luogaoshi	Recruitment, Consulting and Information Technology